Note 12 - Industry Segment Data	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

12.   INDUSTRY SEGMENT DATA

The Company is engaged in the steel processing, pipe manufacturing and processing and steel and pipe distribution business. Within the Company, there are two product groups: flat-roll and tubular. The Company’s flat-roll operations consist primarily of converting steel coils into flat sheet and plate steel cut to customer specifications. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products.

Segment results are reviewed regularly by the Company’s Chief Operating Decision Makers (“CODMs”). The Company’s CODMs are comprised of the Chief Executive Officer and the Chief Financial Officer. The CODMs assess segment performance and allocate resources based on a number of factors with the most emphasis placed on earnings from operations.

The following is a summary of significant financial information relating to the product groups (in thousands):

	Year Ended March 31, 2025
	Flat-roll	Tubular	Other	Total
Net Sales	$404,644	$39,956	—	$444,600
Cost and expenses:
Cost of materials sold	334,426	31,222	—	365,648
Processing and warehousing expense	24,544	8,933	—	33,477
Delivery expense	22,563	665	—	23,228
Commercial expense	6,301	755	—	7,056
Depreciation and amortization	2,869	304	118	3,291
General corporate expenses	—	—	9,115	9,115
	390,703	41,879	9,233	441,815
Gain (loss) on disposal of property, plant and equipment	(222)	480	—	258
EARNINGS (LOSS) FROM OPERATIONS:	13,719	(1,443)	(9,233)	3,043
Gain on economic hedges of risk				7,598
Interest expense				(2,953)
Other income				5
EARNINGS BEFORE INCOME TAXES				$7,693

	Year Ended March 31, 2024
	Flat-roll	Tubular	Other	Total
Net Sales	$472,774	$43,477	—	$516,251
Cost and expenses:
Cost of materials sold	381,591	30,804	—	412,395
Processing and warehousing expense	23,300	8,138	—	31,438
Delivery expense	23,194	597	—	23,791
Commercial expense	8,857	644	—	9,501
Depreciation and amortization	2,637	317	116	3,070
General corporate expenses	—	—	11,538	11,538
	439,548	40,497	11,688	491,733
EARNINGS (LOSS) FROM OPERATIONS:	33,226	2,980	(11,688)	24,518
Gain on economic hedges of risk				1,848
Interest expense				(3,072)
Other income				20
EARNINGS BEFORE INCOME TAXES				$23,314

	Year Ended March 31,
	2025	2024
IDENTIFIABLE ASSETS:
Flat-roll	$204,890	$205,797
Tubular	16,792	19,589
	221,682	225,386
General corporate assets	5,140	4,633
TOTAL ASSETS	$226,822	$230,019

CAPITAL EXPENDITURES:
Flat-roll	$3,823	$5,176
Tubular	179	510
Corporate and other	—	106
TOTAL CAPITAL EXPENDITURES	$4,002	$5,792

General corporate expenses reflect general and administrative expenses not directly associated with segment operations and consist primarily of corporate and accounting salaries, professional fees and services, retirement plan contribution expense, corporate insurance expenses, restricted stock plan compensation expense and office supplies. At March 31, 2025 and 2024, corporate assets consisted primarily of cash, restricted cash, leased administrative office right-of-use assets, unamortized debt issuance costs and the cash value of officers’ life insurance. Although inventory is transferred at cost between product groups, there are no sales between product groups.